Organization - Financial information for the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Consolidated balance sheet
Total assets	$ 69,189,417		¥ 348,078,120		¥ 505,034,316
Total liabilities	26,265,695		160,836,513		191,721,192
Consolidated statement of income (loss)
Total revenues	53,955,324	¥ 393,836,097	247,639,205	¥ 130,557,589
Net income	15,403,464	112,434,512	60,026,544	31,538,062
Consolidated statement of cashflows
Net cash generated from operating activities	16,704,245	121,929,292	94,162,531	48,507,860
Net cash used in investing activities	(16,214,711)	(118,356,036)	(55,431,278)	(22,361,670)
Net cash generated from financing activities	159	1,164	(8,960,626)	10,079
Net (decrease)/increase in cash, cash equivalents and restricted cash	604,786	4,414,516	29,479,488	26,256,446
Consolidated VIEs | Consolidated revenues
Consolidated statement of income (loss)
Total revenues	$ 12,160,443	¥ 88,762,725	¥ 113,113,671	¥ 73,431,914
Consolidated VIEs | Consolidated revenues | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	22.50%	22.50%	45.70%	56.20%
Consolidated VIEs | Consolidated total assets
Consolidated balance sheet
Total assets	$ 24,300,261		¥ 143,954,687		177,374,893
Consolidated VIEs | Consolidated total assets | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	35.10%	35.10%	41.40%
Consolidated VIEs | Consolidated total liabilities
Consolidated balance sheet
Total liabilities	$ 13,623,912		¥ 94,436,897		99,445,020
Consolidated VIEs | Consolidated total liabilities | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	51.90%	51.90%	58.70%
Reportable legal entity | Consolidated VIEs
Consolidated balance sheet
Total assets	$ 29,730,173		¥ 213,209,549		217,009,461
Total liabilities	17,007,500		143,750,305		¥ 124,142,846
Consolidated statement of income (loss)
Total revenues	16,591,835	¥ 121,108,780	131,868,973	¥ 103,631,702
Net income	3,140,218	22,921,391	23,398,906	33,595,051
Consolidated statement of cashflows
Net cash generated from operating activities	2,167,213	15,819,139	49,705,625	25,650,939
Net cash used in investing activities	(4,944,420)	(36,090,803)	(43,637,362)	(43,513,150)
Net cash generated from financing activities	2,742,839	20,020,807	3,390,438	16,710,269
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ (34,368)	¥ (250,857)	¥ 9,458,701	¥ (1,151,942)